Finance costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance cost [Abstract]
Unwind of discount	$ 26,653	$ 19,356	$ 8,423
Interest expense on lease liabilities	3,637	491	423
Convertible bond interest expense	9,945	4,239	0
Interest expense	181	64	97
Bank fees	452	292	142
Finance costs	$ 40,868	$ 24,442	$ 9,085